Expense Example - TCW Core Plus Bond ETF - TCW Core Plus Bond ETF [Default Label]	Jun. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 516